Assets and liabilities held for sale and discontinued operations - Schedule of assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	$ 871,876	$ 18,459
Assets held for sale ending balance	165,583	871,876	$ 18,459
Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	46,464	411,044	22,064
Marine
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	871,876	18,459
Assets held for sale ending balance	165,583	871,876	18,459
H2 Infra
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	0	0
Assets held for sale ending balance	0	0	0
H2 Industry
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	0	0
Assets held for sale ending balance	0	0	0
Corporate
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(1,031)
Corporate | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(969)
Book Value
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	871,876	18,459
Assets held for sale ending balance	165,583	871,876	18,459
Book Value | Corporate
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(1,031)
Impairment Loss
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	0	0
Assets held for sale ending balance	0	0	0
Impairment Loss | Corporate
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
(Estimated) Net sale price | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale beginning balance	1,282,920	40,523
Assets held for sale ending balance	130,337	1,282,920	$ 40,523
(Estimated) Net sale price | Corporate | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(2,000)
Alice | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(61,626)	61,626
Alice | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(24,528)	24,528
Alice | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(61,626)	61,626
Alice | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Alice | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(86,153)	86,153
Anne | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(62,820)	62,820
Anne | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(23,797)	23,797
Anne | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(62,820)	62,820
Anne | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Anne | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(86,617)	86,617
Aquitaine | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(58,657)	58,657
Aquitaine | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(31,796)	31,796
Aquitaine | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(58,657)	58,657
Aquitaine | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Aquitaine | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(90,453)	90,453
Dominica | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(52,826)	52,826
Dominica | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(30,014)	30,014
Dominica | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(52,826)	52,826
Dominica | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Dominica | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(82,840)	82,840
Desirade | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(56,071)	56,071
Desirade | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(30,082)	30,082
Desirade | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(56,071)	56,071
Desirade | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Desirade | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(86,153)	86,153
Alboran | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(56,367)	56,367
Alboran | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(30,136)	30,136
Alboran | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(56,367)	56,367
Alboran | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Alboran | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(86,503)	86,503
Aral | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(56,445)	56,445
Aral | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(30,352)	30,352
Aral | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(56,445)	56,445
Aral | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Aral | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(86,797)	86,797
Andaman | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(56,636)	56,636
Andaman | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(30,494)	30,494
Andaman | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(56,636)	56,636
Andaman | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Andaman | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(87,130)	87,130
Hatteras | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(59,368)	59,368
Hatteras | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(30,969)	30,969
Hatteras | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(59,368)	59,368
Hatteras | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Hatteras | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(90,337)	90,337
Delos | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(83,611)	83,611
Delos | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(29,409)	29,409
Delos | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(83,611)	83,611
Delos | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Delos | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(113,020)	113,020
Doris | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(84,438)	84,438
Doris | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(28,892)	28,892
Doris | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(84,438)	84,438
Doris | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Doris | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(113,330)	113,330
Derius | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(81,458)	81,458
Derius | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(23,212)	23,212
Derius | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(81,458)	81,458
Derius | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Derius | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(104,670)	104,670
Camus | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(92,228)	92,228
Camus | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(31,569)	31,569
Camus | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(92,228)	92,228
Camus | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Camus | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(123,797)	123,797
Oceania | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(8,294)	8,294
Oceania | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(34,826)	34,826
Oceania | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(8,294)	8,294
Oceania | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0	0
Oceania | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	(43,120)	43,120
Corporate | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale		1,031
Corporate | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain		969
Corporate | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale		1,031
Corporate | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale		0
Corporate | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale		$ 2,000
Cap Charles | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	(18,459)
Cap Charles | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	(22,064)
Cap Charles | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	(18,459)
Cap Charles | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	0
Cap Charles | (Estimated) Net sale price | Forecast | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets sold from assets held for sale	(40,523)
Cap Lara
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets held for sale ending balance	14,400
Cap Lara | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	14,437
Cap Lara | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	18,776
Cap Lara | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	14,437
Cap Lara | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Cap Lara | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	33,213
Alsace | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	69,388
Alsace | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	27,462
Alsace | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	69,388
Alsace | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Alsace | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	96,850
Ingrid | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	44,811
Ingrid | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	0
Ingrid | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	44,811
Ingrid | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Ingrid | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Hakata | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	36,899
Hakata | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	0
Hakata | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	36,899
Hakata | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Hakata | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Windcat 6 | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	48
Windcat 6 | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
(Expected) Gain	227
Windcat 6 | Book Value | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	48
Windcat 6 | Impairment Loss | Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	0
Windcat 6 | (Estimated) Net sale price | Vessels | Forecast
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Assets transferred to assets held for sale	$ 275